Basis of presentation - Other changes of the Company's shareholders subsequent to the Recapitalization and Initial Public Offering (Details)								1 Months Ended			2 Months Ended	12 Months Ended				13 Months Ended
	Dec. 13, 2019 USD ($) $ / shares shares	Dec. 13, 2019 CNY (¥) shares	Dec. 04, 2018	Jul. 31, 2018	Jan. 30, 2018	Dec. 04, 2017 shares	Oct. 30, 2017 $ / shares	Jan. 31, 2019 USD ($)	Apr. 30, 2018 USD ($) item $ / shares shares	Apr. 30, 2018 CNY (¥) item shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2019 CNY (¥) shares		Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Aug. 30, 2019 CNY (¥)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SDG ( )	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥)	Dec. 13, 2019 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥)	Jun. 07, 2018 CNY (¥)	Apr. 30, 2018 CNY (¥)
General information, recapitalization and basis of presentation.
Number of investors | item									12	12
Proceeds from issuance of ordinary shares		¥ 2,007,034,549								¥ 4,750,965,000						¥ 192,082,000
Capital contribution from the then owners															¥ 337,838,000
Net proceeds from issuance of shares	$ 286,838,054	¥ 2,007,034,549										¥ 102,080,000		¥ 4,409,771,000	¥ 431,257,000
Share capital																¥ 257,000					¥ 73,000	¥ 6,549,000		¥ 66,000		¥ 6,000,000
Initial term of exclusive business cooperation agreement												10 years
Extended term of exclusive business cooperation agreement												5 years
Initial term of exclusive asset option agreement												10 years
Extended term of exclusive asset option agreement												5 years
ADSs
General information, recapitalization and basis of presentation.
Number of new shares issued (in shares) | shares	31,200,000	31,200,000
Price per share (in USD per share) | $ / shares	$ 10
Ordinary shares
General information, recapitalization and basis of presentation.
Number of Additional Shares Issued | shares						899,999,999					899,999,999	3,720,665	[1]	99,999,999
Proceeds from issuance of ordinary shares									$ 750,000,000	¥ 4,750,965,000
Number of new shares issued (in shares) | shares	93,600,000	93,600,000
Price per share (in USD per share) | $ / shares									$ 7.5
Ordinary shares par value per share | $ / shares							$ 0.00001				$ 0.00001									$ 0.00001			$ 0.00001
Kechuang
General information, recapitalization and basis of presentation.
Consideration transferred																									¥ 10,001
Sen Rong
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary					55.70%		55.70%		50.13%	50.13%
Bo Yu
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary					44.30%
Proportion of ownership interest in associate							44.30%		39.87%	39.87%
Round A Investors
General information, recapitalization and basis of presentation.
Number of Additional Shares Issued | shares									99,999,999	99,999,999
Proceeds from issuance of ordinary shares									$ 750,000,000	¥ 4,750,966,000
Proportion of ownership interest in equity method investments									10.00%	10.00%
Jin Tai Yuan Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary							100.00%					100.00%
Ordinary shares par value per share | $ / shares											0.00001												0.00001
Jin Cheng Long Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Ordinary shares par value per share | $ / shares											1												1
OneConnect Financial Technology (HongKong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Ordinary shares par value per share | $ / shares											$ 1												$ 1
OneConnect Financial Technology (Singapore) Co., Pte. Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital |																			20,000,000
PT OneConnect Financial Technology Indonesia
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital | Rp																	Rp 10,000,000,000
Ping An OneConnect Bank (Hong Kong) Limited
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital | $																		$ 600,000,000
Shenzhen OneConnect Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital																					10,000,000
Vantage Point Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary				51.67%								51.67%
Share capital																					13,333,529
Shenzhen OneConnect Information Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary								51.00%				51.00%
Share capital																					100,000,000
Shenzhen OneConnect Information Technology | Shenzhen Ping An Investment Development Co., Ltd.
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary								49.00%
Consideration transferred | $								$ 49,000,000
BER Technology
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												80.00%
Share capital																					22,950,000
Zhang Tong Shun
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital | $																				$ 10,000,000
Shenzhen OneConnect | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital																					1,200,000,000
Shenzhen CA | VIEs
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												98.90%
Share capital																					43,500,000
Shanghai OneConnect | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												100.00%
Share capital																					1,200,000,000
Kechuang | Subsidiaries of VIE
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary												99.90%
Share capital																					¥ 4,000,000
Round A Investors
General information, recapitalization and basis of presentation.
Number of investors | item									12	12
PT OneConnect Financial Technology Indonesia | OneConnect(Singapore)
General information, recapitalization and basis of presentation.
Proportion of ownership interest in subsidiary			90.00%
PT OneConnect Financial Technology Indonesia | OneConnect(HK)
General information, recapitalization and basis of presentation.
Proportion of ownership interest in equity method investments			10.00%

[1]	The Company was incorporated on October 30, 2017 with an authorized share capital of USD 9,000 divided into 900,000,000 ordinary shares of USD0.00001 each.On December 4, 2017, 899,999,999 ordinary shares of the Company were issued to Bo Yu and Sen Rong at par as part of the Recapitalization of the Group (Note 1.2). The Company has completed Round A investments (“Round A Investments”) in April 2018 with 12 investors. 99,999,999 ordinary shares were issued to the Round A Investors at a price of USD7.5 per share for an aggregated consideration of approximately USD750 million (approximately RMB4,750,965,000). These shares rank pari passu in all respects with the shares in issue. As at December 31, 2018, issued number of ordinary shares was 999,999,999 shares of USD0.00001 each which had been fully paidOn March 11, 2019, the Company issued 1,748,501 ordinary shares to National Dream Limited, the offshore entity of Vantage Point Technology, for a total subscription price of USD13,114,000 (approximately RMB88,030,000) pursuant to a share subscription agreement entered into in July, 2018. On November 26, 2019, the Company issued 1,267,520 ordinary shares to Great Lakes Limited, the offshore entity of View Foundation’s selling shareholder, for a total subscription price of USD9,506,400 (approximately RMB66,877,000) pursuant to a share subscription agreement entered into in August, 2019. On November 27, 2019, the Company issued 563,714 and 140,930 ordinary shares to Blossom View Limited and Gold Planning Limited, respectively, which are the offshore entities designated by certain selling shareholders of BER Technology, for a total subscription price of USD5,284,830 (approximately RMB37,175,000) pursuant to a share subscription agreement entered into in September, 2019.